INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The income tax provision (benefit) consists of the following:

	2012	2011

Foreign
Current	$19,205	$-
Deferred	(170,962)	(103,300)
U.S. Federal
Current	-	-
Deferred	(791,395)	(299,558)
State and local
Current	-	-
Deferred	(93,105)	(35,242)
Change in valuation allowance	1,055,462	438,100
Income tax provision (benefit)	$19,205	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The provision (benefit) for income tax using the statutory U.S. federal tax rate is reconciled to the Company’s effective tax rate as follows:

	2012	2011

Loss before income taxes:
United States	$2,346,516	$890,941
Foreign	800,844	271,773
	$3,147,360	$1,162,714
Computed "expected" income tax expense (benefit)	$(1,070,100)	$(395,300)
State income taxes, net of federal benefit	(93,861)	(46,500)
Foreign rate differential	74,106	-
Travel, entertainment and other	53,660	3,700
Change in valuation allowance	1,055,400	438,100
Income tax expense (benefit)	$19,205	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Major components of deferred tax assets and liabilities at December 31, 2012 and 2011 were:

	2012	2011

Net operating loss carryforwards	$2,538,400	$1,660,200
Capital loss carryforwards	630,100	630,100
Investments	(80,400)	(86,700)
Foreign operations	274,236	103,300
Total deferred tax assets	3,362,336	2,306,900
Valuation allowance	(3,362,336)	(2,306,900)
Net deferred tax assets	$-	$-